Jody M. Walker
Attorney At Law
7841 South Garfield Way
Telephone: 303-850-7637       Centennial, CO 80122      Facsimile:
303-220-9902


November 14, 2005

Scott Anderegg
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-3561

RE:	Cross Atlantic Commodities, Inc.
	Registration Statement on Form SB-2
	Filed September 9, 2005 File No. 333-1311294

Dear Mr. Anderegg:

Pursuant to your comment letter dated October 7, 2005, please note the following responses.


Prospectus Cover Page

1. We note that this offering will commence with a primary offering and then may be followed by a secondary offering as late as December 2006. Given the potentially extended period of the offering, we remind you that if you use the prospectus more than nine months after effectiveness, then Section 10(a)(3) of the Securities Act requires you to update the information in your fi1ing by means of post-effective amendment.


The registrant acknowledges that it will file a post-effective amendment updating the information in the filing if the prospectus is used for more than nine months after effectiveness.


2. Also, given the potential length of the offering, we further remind you that any fundamental change to the offering requires you to file a post-effective amendment. Please be aware that allowing any selling security holder to sell shares by means of this prospectus prior to the completion of the primary offering - given your disclosure to the contrary - would constitute a fundamental change in our view.


The registrant acknowledges that it will file a post-effective amendment to reflect any fundamental change in the offering, such as allowing any selling security holder to sell shares by means of the prospectus prior to the completion of the primary offering.



3. In this regard, please revise throughout the prospectus to clarify whether the primary offering will terminate only if you sell the shares you are offering or whether the primary offering may terminate before you sell all your shares.

The disclosure has been clarified throughout the offering that the primary offering may be terminated before all of the shares are sold.

4. We note that the selling security holders plan to sell their shares at the prevailing market prices. As there is currently no public market for your securities, the selling security holders must sell at a fixed price. Alternatively, the selling security holders may sell at a fixed price until your shares are quoted on the OTC Bulletin Board and thereafter at prevailing market prices or privately negotiated prices.

The disclosure has been revised as follows:

The selling security holders must sell at a fixed price of $5.00 until our shares are quoted on the OTC Bulletin Board.
Thereafter, the selling security holders may sell at prevailing prices or privately negotiated prices.

5. Since your offering is self-underwritten and there is no minimum amount of shares that must be sold, please remove the $10,000,000 from the top and proceeds table at the bottom of the cover page

The $10,000,000 has been removed from the top of the cover page and the proceeds table at the bottom of the cover page has also been deleted.

Prospectus Summary, Page 6
6. Please include in the summary the complete mailing address and telephone number of your principal executive offices.

The complete mailing address and telephone number of the principal executive offices has been included in the summary.

7. Please correct the number of shares being offered from 10,000,000 to 2,000,000 and indicate that the 2,000,000 shares are being offered by you and not the selling shareholders.

The number of shares being offered has been corrected for accuracy.

Risk Factors, Page 7
8. We note your disclosure on page 25 concerning the potential termination of your commodities contract with Victoria Coffees at the end of October 2005. Please add a risk factor addressing this potential development.

A risk factor has been added that addresses the potential termination of our commodities contract with Victoria Coffees at the end of October 2005.



9. In general, descriptions of risks that describe circumstances that could apply equally to other businesses that are similarly situated are generic risks that should not be included in your risk factor section. Please either eliminate these generic risks, or revise them to state specific material risks to your company or to the purchasers in this offering. For example, we note that the following risk factors appear to contain generic disclosures:

   -   The coffee industry is highly competitive... page 9
   -   Changes in the foreign exchange rate... page 10
   -   Our cash balances in banks... page 12

Please note these are examples only. Review your entire risk factor section and revise as necessary.

The risk factors that describe circumstances that could apply equally to other businesses that are similarly situated have been deleted.

Changes in the foreign exchange rate could negatively affect our profitability, Page 10
10. You disclose that you will be exposed to translational and transactional gains and losses. However, you indicate that all purchases will be denominated in U.S. dollars. Please clarify how you will be exposed to foreign currency translation and transaction gains and losses. If you will not be exposed to foreign currency fluctuations, please delete this risk factor. Refer to SF AS 52 for guidance.

The risk factor has been revised as follows:

12   Changes in the foreign exchange rate could negatively affect our profitability.

We face foreign exchange rate exposure.   All of our coffee
products are bought and sold in United States Dollars. However, our supplier Victoria Coffee is paying the farmers in the local currency Uganda Shilling. A substantial fluctuation or collapse of the Uganda Shilling could impact Victoria Coffees ability to supply coffee to Cross Atlantic over shorter periods of time, since the farmers will store their monetary funds in coffee until the currency has been stabilized.

Your vote may not affect the outcome?page 11
11. Please name the principle stockholders.

The risk factor has been revised to name the principle shareholders.

We do not meet the requirements..., page 11
12. Currently, it appears that you are including more than one risk factor under this subheading. It appears that you are describing the risk that you may not be able to list your stock on an exchange or NASDAQ and the risk associated with being a penny stock. Avoid bundling risks and if a risk is material, provide it with its own descriptive subheading

The disclosure has been revised to eliminate the nonmaterial aspect of the prior risk factor.

Sel1ing Security Holders, page 13
13. Is any selling shareholders a broker-dealer?
If so, identify that shareholder as an underwriter

To the best knowledge of Cross Atlantic, no selling shareholder is a broker-dealer.

14. For each selling shareholder that is an affiliate of a broker-dealer, disclose if true:

- The seller purchased the securities to be resold in the ordinary course of business; and

- At the time of the purchase, the seller had no agreements or understandings directly or indirectly, with any person to distribute the securities.

Alternatively, disclose that the shareholder is an underwriter. We may have additional comments upon review of your response.

(2)Mr. Jordan is an affiliate of a broker-dealer. Mr. Jordan purchased the securities to be resold in the ordinary course of business and, at the time of purchase, Mr. Jordan had no agreements or understandings directly or indirectly, with any person to distribute the securities.

Business, page 15
Operations, page 15
15. In the first paragraph of the Operations section you state that "Cross Atlantic imports and delivers coffee and coffee related products to customers located in the United States, Europe and Asia." You then discuss your commodities contract entered into on August 2, 2005 with Victoria Coffees as well as your plans for operations including a possible funding agreement with Martell, LLC You had revenues for the
six months ended June 30, 2005.   Based on review of your business
section, your discussion of results of operations for the six months ended June 30, 2005, and your significant accounting policies it is
unclear how you generated revenues and cost of revenues.   Please
revise the business section to disclose the difference, If any, between the nature of the business and operations from October 2004 through June 30, 2005 and your plan for operations. Revise your discussion of results of operations and financial statement footnotes accordingly. Please ensure your discussion of results of operations is not merely a recitation of changes evident from the financial statements.

The business section has been revised to disclose the difference between the nature of the business and operations from October 2004 through June 30,2005 and the plan for operations as follows:

The coffee purchased between October 2004 ending June 30, 2005 was imported to test the ability of our suppliers such as Victoria Coffee, Maersk Sealand and Brauner International and learn more about the process of importing using this system. Also Cross Atlantic wanted to prove to potential financial partners that the system was real and could be managed by
officers in Cross Atlantic.    Cross Atlantic bought coffee
without the means of pre-selling the coffee to the Coffee, Sugar
and Cocoa Exchange against a future delivery.    Cross Atlantic
was not at the time able to secure the coffee price and the profit obtained by selling the coffee was due to a favourable market condition.

In the future Cross Atlantic will buy coffee based on a fixed differential to the coffee contract price listed at the Coffee, Sugar, and Cocoa Exchange in New York. We will try to protect against price fluctuation by selling our product immediately after purchase by buying a future delivery contract with the Coffee, Sugar, and Cocoa Exchange. Once the coffee contract is in place we will try to sell our coffee linked to the future at a price premium, through a private sale to a coffee broker or roaster. If the coffee is not sold privately we will make delivery against our coffee contract and sell the coffee to the exchange.

Coffee bought in accordance with out new Victoria Contract starting October 2005 will be imported with the expectation of a profit, since a Triland USA hedge account is in place. We expect that the first 1 to 3 shipments will be affected by larger procuring costs, such as bringing a grader to the loading site for additional quality assurance. Also additional banking fees will be expected in the last quarter of 2005 allowing us to pay for our product through a more costly but secure banking system.

16. In some places in your prospectus you use terms that are industry specific argon. For example, you use the terms WUGAR, FOB and CSCE "c" contract. Please revise to provide context for these terms so a reader not familiar with your industry can understand your use of these terms.

The language throughout the prospectus has been revised to provide context for the terms

17. We note that you have provided a business description of importing coffee into the United States, including a time line detailing third parties that will perform certain tasks. However, in your time line we
note that you may ship the coffee to Europe.   If shipping the coffee
to Europe is part of your business, you should provide some information concerning those efforts.

The following information has been provided for clarity.

Marketing Strategy.   The Ugandan coffees are well known to the
European market. It is the objective for Cross Atlantic to sell its products at the highest level the market will bare, and currently we are in touch with European traders who have expressed interest in purchasing our products for the European market.

Once Cross Atlantic has bought coffee from Victoria Coffee we aim the product at the Coffee, Sugar, Cocoa Exchange in New York. However, from the time that the coffee is purchased we will do everything we can to sell the coffee to a private buyer at a premium price. If a European or Asian buyer accepts to purchase the coffee at a transhipment point for a premium, Cross Atlantic may accept to sell the coffee on a cash or letter of credit basis where after the title will transfer to the buyer.

Cross Atlantic aims to sell its products in the shortest amount of time at the highest price possible. We aim to work with coffee brokers in Europe and the United States to have them compete for the best sale.

18.   Please expand your disclosure to make clear how you will generate
profits from your business activities.   Also, it appears that your
customers are commodities brokers.   If this true, please expand your
disclosure to provide more information on these relationships.   If
not, p1ease expand your disclosure to identify your customers.

The following information has been added to clarify how revenue will be generated.

Revenue Generation.   Cross Atlantic buys on a differential of 14
cent per lbs to the price listed at the Coffee, Sugar, and Cocoa Exchange. If Cross Atlantic delivers acceptable products, the profit will be 14 cent minus our cost, insurance and freight.

Furthermore we aim to sell to the private market giving us an estimated 5 to 10 cent extra (premium) per lbs in profit.
Premiums are often paid for coffees consisting of qualities better than the coffee normally found at the exchange. We expect the coffees from Uganda to generate a premium.

19. Please provide an expanded explanation of the United States and Uganda regulations that you will face in importing coffee and any regulatory issues arising from trading coffee on a commodities exchange.

The following disclosure has been added.

Regulatory issues and procedure. To export coffee from Uganda, Victoria Coffees needs to obtain an export license for every container. Uganda Coffee Development Authority grants the export license. The coffee needs to be followed by a commercial invoice to clear customs and a certificate of origin. Also all coffee bags needs to be stamped with exporter name (Victoria Coffees) and exporter number, for trace of origin.

Cross Atlantic normally takes title after an original bill of lading has been issued, and handed over to Cross Atlantic together with the export license and commercial invoice.

Brauner International then submits a prior notice of cargo arriving to the United States Food and Drug Administration, using the information from the bill of lading.

Five days prior to the coffees arrival into the United States
Brauner International will declare the goods to the United States
Customs. US customs will under normal circumstances clear the coffee before the arrival of the vessel into the US port.

If customs or the Food and Drug Administration want to do an inspection they will put a hold on the cargo and the coffee cannot be released before the inspection is completed.

Once the cargo has been released Cross Atlantic will be able to move the coffee from the port and into a bonded coffee warehouse or directly to a customer.

Cross Atlantic is in the process of entering the C-TPAT program. The program is a partnership program with the United States Customs and Border Patrol. The program is aimed at securing the cargo through supply chain control, and supplying the customs and border patrol with information on loading, handling and Cross Atlantic suppliers.

Cross Atlantic will make all possible efforts to assist all local governments in fighting global terrorism and drug trafficking by providing maximum disclosure and information of our cargo.

Importation, Sale and Distribution of Our Coffee, page 18
20. Please disclose an estimate of the cost per pound to transport purchased coffee from the supplier location in Uganda to the final destination. We assume that the transportation cost is capitalized as inventory. Please revise your filing to specify the specific types of costs included in cost of sales.

The estimated cost of sales depends on the point of sale. Is the product sold Free on Board Truck in Uganda, Free on Board Vessel in Mombassa, Oman, Spain, or is coffee delivered to the customer directly at a port or plot of the customer?s choice. The normal rate of shipping from Uganda to the United States is between 7 to 10 cent per lbs, including insurance and all freight charges including inland transportation. If the coffee is shipped to Europe the vessel is less expensive and if the sale is made in Uganda or Mombassa the cost of transportation is carried by the buyer or partly by the buyer.

21. We assume that you are exposed to fluctuations in transportation costs despite your $0.14 per pound margin achieved through your hedging strategy. If you are exposed to changes in transportation charges please clarify that your hedging strategy does not mitigate this risk. Explain how you intend to manage any unhedged risks.

We will rely on the use of common carriers and we will be submitted to any price increase they may inflict on Cross
Atlantic in the future. If the price of transportation goes up, our profits may go down.

However, the underlying assumption is that an increase in freight charges will be inflicted on all exporters and not only Cross Atlantic. The differential in the market will shift and the coffees from Uganda will be more expensive. If we are not able to collect a higher price for our coffees in case of a transportation cost increase, we will make a smaller profit.



22. We note that all of your of revenues are generated by a single customer. Please revise to disclose the name of your customer. Refer to
Item 101(b){6) of Regulation S-B.

The name of the customer, Balzac Bros & Co., Inc. has been disclosed.

Employees, page 20
23. We note your disclosure that you do not have any employees. Please revise your disclosure, given that you have three officers.

The disclosure was accurate, Cross Atlantic does not have any employees. The officers are not employees but Cross Atlantic intends to enter into employment agreements with its officers.

Use of Proceeds, page 21
24. Please revise your disclosure to add a chart that discloses the maximum amount of proceeds you would receive from the sale of your shares assuming that 25%, 50% and 100% of the shares are sold.


A chart has been added that discloses the maximum amount of proceeds that would be received from the sale of the shares assuming 25%, 50% and 100% of the shares are sold.

25. Please provide a more detailed breakout of the planned $264,000 general and administrative expenses. Refer to Item 504 of Regulation S-B.

The following detailed breakout has been provided.

The estimated $264,000 in general and administrative expenses will include:
Salaries        $150,000
Administration    50,000
Travel            50,000
Legal             14,000
                --------
                $264,000

Determination of Offering Price, page 23
26. Please revise to more clearly disclose how you determined the offering price. The existing disclosure states that it was arbitrarily determined. Please clarify what factors you considered in setting your offering price. For example, disclose whether your recent private placements contributed to your offering price determination, the amount of funds you will need to properly capitalize your business efforts or any other factors that were considered.

The disclosure has been revised slightly, however, please note that the offering price was arbitrarily determined, as stated and it seems that numerous possible reasons that were not considered could be named.

The offering price of the common shares was arbitrarily determined by Cross Atlantic without any consideration of the actual value of our company, the amount of funds we will need to properly capitalize our business efforts, recent issuances of our shares, such as for cash and services, or what the market might pay for our stock.

Management's Discussion and Analysis and Plan of Operations, page 23
27. Prominently disclose that your auditors have raised substantial doubt as to your ability to continue as a going concern. Also, disclose you are a development stage company. Further, quantify the amount of funding you will need to rise over the next 12 months to continue in business.

      The following disclosure has been added.

We are a development stage company.
Our auditors have raised substantial doubt as to our ability to
continue as a going concern.    We have experienced a significant
loss from operations from inception aggregating $57,951 and have a working capital and stockholders deficiency of $30,311 at June 30, 2005. In addition, we have no significant revenue generating operations.

Our ability to continue as a going concern is contingent upon our ability to secure additional financing, increase ownership equity and attain profitable operations. In addition, our ability to continue as a going concern must be considered in light of the problems, expenses and complications frequently encountered in established markets and the competitive environment in which we operate.

We are pursuing financing for our operations and seeking additional investments and we will need a minimum of
in the next twelve months to continue operations.   In addition,
we are seeking to expand our revenue base by adding new customers
and increasing our advertising.    Failure to secure such
financing or to raise additional equity capital and to expand its revenue base may result in Cross Atlantic depleting our available funds and not being able pay our obligations.

28. Please expand your disclosure to provide greater detail on how your business activities will generate revenues. For example, you could provide disclosure on how much the coffee cost in Uganda, the transportation cost, the third parties' cost and the price that it can likely sold be for, such that the reader can understand your business and evaluate the likelihood you will make a profit.

   The following language has been added:

We expect our profits will be generated by selling our coffee at cost, insurance and freight plus 10 cents per pound.

29. Please note that Item 303{b){1) of Regulation S-B requires, as applicable, a discussion of any known trends, or uncertainties that are reasonably likely to have a material effect on the company's net sales or revenues, income from continuing operations, profitability, liquidity or capital resources:, or that would otherwise cause reported financial information not necessarily to be indicative of future operating results or financial condition. For example, you could discuss whether the recent increases in fuel prices will increase your cost of shipping coffee from Uganda to New York and whether you will be able to raise your coffee prices to cover this increase in cost. Please revise to discuss any known trends or uncertainties. For additional guidance, please refer to SEC Releases 33-6835, 33-8056, and 33-8350.

The following disclosure has been added:

 Our profits could be negatively affected if any of the following occur:

   - If we are not able to find a private buyer or we need to sell our coffees on the Coffee, Sugar, Cocoa Exchange, we will make less profit or we might not be able to bring in a profit at all.
   - If Victoria Coffees are no longer capable or willing to supply us
   -   If the price of transportation goes up
   -   If there is an embargo on Uganda or Kenya
   -   If there is civil insurrection
   - If one of our competitors is able to buy up all the coffee from farmers
   - If production in other countries exceeds the world market, demand prices may go down without our ability to obtain cheaper products.
   -   If there is a war or force majure situation

30. We note that you have received a loan of $141,817 from a shareholder. Please revise your disclosure to name the shareholder. Also, if the loan is with a member of management, please file any documentation of the loan as an exhibit.

The loan was received in equal amounts from Kim Beck Nielsen and
Michael Enemaerke.   No documentation was prepared.   The loan
bears no interest and payable upon demand

Results of Operations, Rage 24
31. You state that the six months ended June 30, 2005 included expenses
to conduct this offering.    Specific incremental costs directly
attributable to a proposed or actual offering of securities may be deferred and charged against the gross proceeds of the offering. However, management salaries or other general and administrative expenses may not be allocated as costs of the offering. Refer to SAB
Topic 5.A    Your disclosure here appears inconsistent with your
disclosure in the fifth paragraph of Note 2 on page 53 where you indicate that costs of the offering will be netted against the proceeds of the offering. Please revise or advise.

The disclosure has been reconciled.

Controls and Procedures, Page 27
32. Please be aware that you are not required to provide controls and procedures disclosure in this registration statement. If you chose to do so, however, please revise this disclosure to ensure it complies with Items 307 and 308(c).

The disclosure has been deleted.

Plan of Distribution, page 33
33. Please alert investors at the beginning of this section that there is currently no market for any of your shares, and that you cannot give any assurance that the shares offered will have a market value, or that they can be resold at the offered price if and when an active secondary market might develop, or that a public market for your securities may be sustained even if developed.

The disclosure has been revised to contain the alert.

34. In this regard, please provide comprehensive disclosure as to how and when you expect to have your shares listed or traded. For example, if you anticipate being quoted on the OTC Bulletin Board, clarify how long this takes and whether you have engaged a market-maker to apply for quotation on the OTC Bulletin Board on your behalf. Explain what effect quotation on the OTC Bulletin Board will have on your liquidity.

35. Please revise to explain that the selling security holders may sell their shares in privately negotiated transactions by means of Rule 144 or other available exemption, and briefly explain how Rule 144 works.

      The following disclosure has been added:

The selling security holders may sell their shares in privately negotiated transactions by means of Rule 144 or other available
exemption.   Under Rule 144, a person who has held restricted
securities for a period of one year may sell every three months in a brokerage transaction, or with a market maker, an amount equal to the greater of 1% of Cross Atlantic's outstanding shares or the average weekly trading volume, if any, of the shares during the four calendar weeks preceding the sale.

Sales under Rule 144 are also subject to notice and manner of sale requirements and to the availability of current public information and must be made in unsolicited brokers' transactions
or to a market maker.   A person who is not an affiliate of Cross
Atlantic under the Securities Act during the three months preceding a sale and who has beneficially owned such shares for at least two years is entitled to sell the shares under Rule 144 without regard to the volume, notice, information and manner of sale provisions.

36. Also, please revise to discuss the lock-up agreements here.
Further, please discuss whether you will release any shares from the lock-up or otherwise provide waivers.

     The disclosure regarding the lock-ups agreements has been moved from the Certain Relationships and Related Transactions section to this
section.   Additionally, the fact that Cross Atlantic does not intend to release any shares from the lock-up or otherwise provide waivers has been noted.



Financial Statements, page 37
Condensed Statements of Operations, page 39
37. Please remove the earnings per share measure and related weighted average shares outstanding for the inception to date column here and on page 45. Presentation of earnings per share for the inception to date period is not meaningful.

The earnings per share data for the period from inception to date has been removed.

Commitments, Concentrations and Contingencies, Page 42
38. You disclose in the second paragraph that you have issued subordinated debentures during the periods covered by the financial statements. It does not appear that the issuance or repayment of subordinated debentures is disclosed in the financial statements or notes, nor is there a discussion of subordinated debentures in your discussion of liquidity. Please revise or advise.

The reference to subordinated debentures has been removed.


Report of Independent Registered Public Accounting Firm, page 43
39. The report of your independent accountants refers to ''the auditing standards of the Public Company Accounting Oversight Board (United States)" rather than the "the standards of the Public Company Accounting Oversight Board (United States)" as is required by PCAOB Auditing Standard No. I, available atwww.:pcaobus.org, and SEC Release No. 34-49707, available at www.sec.gov. A reference to "auditing standards" of the PCAOB is too narrow and preclusive to other standards applicable to the audit. Please obtain a revised audit opinion from your independent registered public accounting firm and file it with an amended Form 88-2. Please also file an updated signed consent of your independent accountants.

A revised report has been included with the amended filing.

Statements of Cash Flows, page 48
40. Please revise to reflect the purchase of inventory as an operating cash outflow and the associated shareholder loan as a financing cash inflow. This treatment appears correct considering that the substance of the transaction is that you are borrowing money to purchase inventory. Refer to paragraph 23(a) of SF AS 95. In addition we considered the fact that non-cash investing and financing transactions should be disclosed. The purchase of inventory is an operating activity and therefore does not appear to be within the scope of a non-cash investing or financing transaction. Refer to paragraph 32 of SFAS 95.

Notes to Financial Statements> gage 49
Note 1. Summary of Significant Accounting Policies, page 49

Inventory, page 49
41. You disclose that inventory consisted of purchased coffee beans. Tell us whether the purchased coffee beans are hedged. If so, please disclose the terms of the related hedge and how you account for hedges of coffee purchases.

The Company does not currently use hedging for inventory purchases. Should it utilize hedging in the future appropriate disclosures will be included in the financial statements.

Note 6. Commitment page 55
42. It does not appear that your financial statements reflect rent expense. Please also consider this comment for your June 30, 2005 financial statements. Please revise or advise.

Disclosure for the rent paid for the virtual office has been included in Note 6. In addition, to the lease for the virtual office the Company utilized a nominal amount of space provided by its president which is included in the contributed services as discussed in Note 2.

The rent for the virtual office for the period ended June 30, 2005, is also included in general and administrative expenses and the rent for the space provided by the president is included in the contributed amount discussed in Note 5.

Item 26. Recent Sales of Unregistered Securities, page 57
43. This section states that you issued "8,950,000 shares to Michael Enemaerke for assets, patents, and/or trademarks." Page 15 and 31 state
that these shares were issued for research and development.   Please
revise for consistency here and throughout the filing.

Recent Sales of Unregistered Securities, page 57
44. Please revise to provide more details in support of the exemptions from registration you relied upon in these transactions. See Item 701(d) of Regulation S-B.
     The disclosure has been revised for accuracy
Exhibits
45. Please file as an exhibit your Non-Binding Letter of Intent with Martell. LLC, or tell us why it is not a material contract that requires filing.
	Cross Atlantic entered into a definitive agreement on September
23, 2005.   The material terms of the agreement have been disclosed.
The agreement has been not been filed as an exhibit but a hard copy is
attached to this comment letter.   Cross Atlantic is working with
Martell regarding the public disclosure as Martell does not want the agreement filed as a public document.

46. Also, please file as an exhibit each lock-up agreement rather than a "form of."

     Each lock-up agreement has been filed rather than a ?form of.?

47. You state that on October 14, 2004 you purchased certain intangible property from Michael Enemaerke. The Asset Purchase Agreement, Exhibit 10, refers to the purchase of "assets, patents, and or trademarks as described in Exhibit A." Exhibit A of the Asset Purchase Agreement was not included in your filing. Please file Exhibit A of the Asset Purchase Agreement with your next amendment.

     Exhibit A of the Asset Purchase Agreement will be filed in the next exhibit.

48. We note that in your index to exhibits you list exhibit 4(1), Form of Specimen of common stock. It appears that you have not filed this exhibit. Please file exhibit 4(i) with your next amendment.

    Exhibit 4(i) has been filed with this amendment

Legal Opinion
49. Please be aware that the legality opinion must speak as of the time of the registration statement's effectives. The fourth and fifth paragraphs of this opinion suggest that it does not. Please revise accordingly. Further, with your revised counsel's opinion please include the registration statement's file number.
     The legal opinion has been revised.


Very truly yours,

/s/Jody M. Walker
------------------
Jody M. Walker